WARRANTS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of warrants
Balance at	9,707,677	8,489,451
Exercised	(8,239,863)	(11,845,075)
Expired	(3,056,050)
Balance at	8,411,764	9,707,677
Weighted Average Exercise Price
Balance at	$ 0.80	$ 0.57
Exercised	2.65	2.36
Expired	6.91
Balance at	$ 2.92	$ 0.80
Issued in February 2017
Number of warrants
Issued		5,117,500
Weighted Average Exercise Price
Issued		$ 2.00
Issued in April 2017
Number of warrants
Issued		7,572,750
Weighted Average Exercise Price
Issued		$ 2.60
Issued upon exercise of compensation units
Number of warrants
Issued upon exercise of compensation units		153,525
Weighted Average Exercise Price
Issued upon exercise of compensation units		$ 2.00
Issued upon exercise of compensation units
Number of warrants
Issued upon exercise of compensation units		219,526
Weighted Average Exercise Price
Issued upon exercise of compensation units		$ 2.60
Issued in January 2018
Number of warrants
Issued	3,000,000
Weighted Average Exercise Price
Issued	$ 6.00
Issued in February 2018
Number of warrants
Issued	3,000,000
Weighted Average Exercise Price
Issued	$ 7.00
Issued in May 2018
Number of warrants
Issued	4,000,000
Weighted Average Exercise Price
Issued	$ 5.20
Expire November 2021
Number of warrants
Expired	4,411,764
Weighted Average Exercise Price
Expired	$ 0.85
Expire November 2019
Number of warrants
Expired	4,000,000
Weighted Average Exercise Price
Expired	$ 5.20